Inventories	12 Months Ended
Jun. 30, 2026
Schedule Of Inventories
Inventories
9.	Inventories:

As of June 30, 2026 and 2025, the Company’s inventory is comprised of development costs related to projects in the development pipeline.

	June 30, 2026	June 30, 2025
Beginning of the year	$9,001	$6,531
Development costs	18,975	25,641
Cost of goods sold	(9,847)	(23,633)
Project cancellations	(1,856)	(56)
Returned inventory in-transit (note 27)	2,298	-
Foreign currency impact	382	518
End of the year	$18,953	$9,001

For the years ended June 30, 2026, 2025 and 2024, the Company recorded inventory write-offs related to project cancellations of $1,856, $56 and $496, respectively, in other operating expenses.